RELATED PARTY BALANCE AND TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Credit facility	$ 872,765		$ 874,228
Related parties advance to the Company for operation			997,536
Lease from related parties				$ 8,704,916
Prepaid Farmland Lease [Member]
Credit facility	1,404,840
Lease Agreements [Member] | Duncha [Member]
Operating expenses paid		$ 1,122,239
Farmland Lease [Member]
Annual rental	$ 280,419
Rental period renewed	2018-09
Mr. Lu Dajie [Member]
Due to related party		17,735
Wholly Owned Subsidiaries [Member] | Jufeel Holdings [Member]
Related parties advance to the Company for operation	71,783	590,126
Lease from related parties	193,292	192,156
Due to related party	$ 4,424,255